Property and equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Nov. 06, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,760	$ 309	$ 0
Less accumulated depreciation	(105)	(31)	0
Property, plant and equipment, net	1,655	278	0
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	862	309	0
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	744	0	0
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	31	0	0
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10	0	0
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 113	$ 0	$ 0